Income Taxes - Schedule Company's Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Components Of Deferred Tax Assets [Abstract]
Inventories	$ 6,794	$ 1,212
Accrued expenses	56,309	17,240
Deferred government grants	2,589	2,838
Fixed assets	(13,661)	5,382
Tax losses carried forward	4,254	338
Less: valuation allowance	(4,254)	(119)
Deferred tax assets	$ 52,031	$ 26,891